Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
jfeinourjr@stradley.com
215.564.8521
1933 Act File No. 333-212418
1940 Act File No. 811-23167

July 1, 2020

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	AIM ETF Products Trust (the “Registrant”) File Nos. 333-235734 and 811-23504 CIK No. 0001797318

Dear Sir or Madam:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 2/5 (the “Amendment”) to the Registrant’s registration statement on Form N-1A.  This Amendment is being filed in order to register shares of two new series of the Registrant designated as the AllianzIM U.S. Large Cap Buffer10 Oct ETF and the AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “October Series Funds”). The Amendment relates only to the October Series Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.
Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed (1) a pre-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 15, 2020 (Accession No. 0001137439-20-000250) (“April Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Apr ETF and AllianzIM U.S. Large Cap Buffer20 Apr ETF series of the Registrant (the “April Series Funds”); and (2) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on May 21, 2020 (Accession No. 0001137439-20-000290) (“July Funds Amendment”), which contained the prospectuses and SAI of the AllianzIM U.S. Large Cap Buffer10 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Jul ETF series of the

Registrant (the “July Series Funds” and, together with the April Series Funds, the “Prior Funds”).
Because: (1) the October Series Funds employ investment objectives, policies and techniques that are identical to the Prior Funds with the exception of the Outcome Period (as defined in the April Funds Amendment, July Funds Amendment and the Amendment), as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectuses and SAIs of the Prior Funds that were included in the April Funds Amendment and July Funds Amendment, respectively, the Registrant believes that the Amendment is eligible for selective review. As noted above, the only difference between the October Series Funds and the Prior Funds is the Outcome Period.  For the April Series Funds, the initial Outcome Period is June 1, 2020 through March 31, 2021, and each subsequent Outcome Period will be a one-year period from April 1 to March 31.  For the July Series Funds, the initial Outcome Period is July 1, 2020 through June 30, 2021, and each subsequent Outcome Period will be a one-year period from July 1 to June 30. For the October Series Funds, the initial Outcome Period is October 1, 2020 through September 30, 2021, and each subsequent Outcome Period will be a one-year period from October 1 to September 30.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr.